ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current:
Accounts receivables	$ 797	$ 441
Finance lease receivables	91	0
Prepayments & other assets	51	58
Total current	939	499
Non-current:
Finance lease receivables	1,239	0
Restricted cash and cash equivalents	91	0
Other assets	94	17
Total non-current	1,424	17
Brazil
Current:
Accounts receivables	$ 291	$ 254